P. MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
P. Major Customers
MAJOR CUSTOMERS

The Company currently derives its revenues from customers in the United States and throughout the rest of the world. Generally, the Company does not require deposits or other collateral to support customer receivables. The Company performs an initial and periodic credit evaluation of its customers and maintains an allowance for uncollectible accounts for potential uncollectible accounts. The historical amount of losses on uncollectible accounts has been within the Company’s estimates. The Company generates much of its revenue from a limited number of customers. In 2013, 2012 and 2011, its top ten customers represented 76.9%, 77.6% and 76.6% of its revenue, respectively. In 2013, Cisco Systems, Inc. represented 21.8% of its revenue, Amazon represented 18.2% of its revenue and Biogenomics Corp., a distributor, represented 8.7% of its total revenue. The five largest receivable balances for customers represented an aggregate of 66%, and 58% of total accounts receivable at December 31, 2013 and 2012, respectively.